Segment reporting - Geographic (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and non-current assets by geographical region
Revenues	€ 24,826	€ 21,567	€ 24,602
Non-current assets	24,711	25,090
EMEA
Revenues and non-current assets by geographical region
Revenues	12,228	11,466	11,265
Non-current assets	19,279	19,730
Germany
Revenues and non-current assets by geographical region
Revenues	4,269	4,647	4,474
Non-current assets	19,279	19,730
France
Revenues and non-current assets by geographical region
Revenues	1,391	841	1,314
Great Britain
Revenues and non-current assets by geographical region
Revenues	1,413	963	1,224
Other EMEA
Revenues and non-current assets by geographical region
Revenues	5,155	5,015	4,253
Spain
Revenues and non-current assets by geographical region
Revenues	1,931	644
Russia
Revenues and non-current assets by geographical region
Revenues	21	1,322
Asia Pacific
Revenues and non-current assets by geographical region
Revenues	7,107	4,521	6,302
Non-current assets	1,343	1,609
South Korea
Revenues and non-current assets by geographical region
Revenues	623	1,787	1,242
China
Revenues and non-current assets by geographical region
Revenues	3,004	1,101	3,993
Indonesia
Revenues and non-current assets by geographical region
Revenues		93	55
Other Asia Pacific
Revenues and non-current assets by geographical region
Revenues	3,480	1,540	1,012
India
Revenues and non-current assets by geographical region
Revenues	2,563	93
Japan
Revenues and non-current assets by geographical region
Revenues	31	1,406
Americas
Revenues and non-current assets by geographical region
Revenues	5,491	5,580	7,035
Non-current assets	4,089	3,751
United States
Revenues and non-current assets by geographical region
Revenues	5,389	5,453	6,843
Non-current assets	4,089	3,751
Other Americas
Revenues and non-current assets by geographical region
Revenues	€ 102	€ 127	€ 192